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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-6862
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      8/11/00
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               32
                                            ---------------------------
Form 13F Information Table Value Total:     $       318,099
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2000

                                                                                  ITEM 5:
                                   ITEM 2:         ITEM 3:         ITEM 4:       Shares or
           ITEM 1:                Title of          Cusip            Fair        Principal
       Name of Issuer               Class           Number       Market Value      Amount
-----------------------------------------------------------------------------------------------
AMER TEL & TEL                COMMON STOCK           001957109        6,564,789      206,765
AMER TEL & TEL LIBERTY MED    COM LIB GRP A          001957208        7,312,500  300,000 PUT
AMER TEL & TEL LIBERTY MED    COM LIB GRP A          001957208       41,845,635    1,716,744
BERKSHIRE HATHAWAY CL B       CL B                   084670207       11,088,000        6,300
C CUBE MICROSYSTEMS           COMMON STOCK           12501N108        4,751,213      242,100
CABLEVISION SYSTEMS           CL A                   12686C109       15,061,463      221,900
CENDENT                       COMMON STOCK           151313103        6,474,250      446,500
CONSECO                       COMMON STOCK           208464107        6,961,500  714,000 PUT
EASTMAN KODAK                 COMMON STOCK           277461109       20,713,725      347,400
EASTMAN KODAK                 COMMON STOCK           277461109        9,861,975 165,400  CALL
EDWARDS LIFESCIENCES          COMMON STOCK           28176E108        7,647,900      413,400
EQITY OFFICE PROP.            COMMON STOCK           294741103        2,765,200       99,200
EXXON MOBIL CORP.             COMMON STOCK           30231G102       11,916,300      151,800
FLEETBOSTON  FINCL.           COMMON STOCK           339030108       11,243,800      330,700
HARCOURT GENERAL              COMMON STOCK           41163G101       11,793,938      216,900
LIBERTY DIGITAL INC.          CL A                   530436104        4,011,000      133,700
LORAL SPACE & COMM            COMMON STOCK           G56462107        1,273,300      181,900
LUCENT                        COMMON STOCK           549463107        5,784,600   99,200 PUT
METROPOLITAN LIFE             COMMON STOCK           59156R108        5,225,606      248,100
MICROSOFT CORP                COMMON STOCK           594918104        7,944,000       99,300
MICROSOFT CORP                COMMON STOCK           594918104        7,936,000   99,200 PUT
NASDAQ 100 SHARES UNIT SER 1  UNIT SER 1             631100104       21,563,588      231,400
NEWS CORP.LTD.PFD.            SP ADR PFD             652487802       40,232,500      847,000
NEWS CORP.LTD.PFD. CL A       ADR NEW                652487703        5,087,250 107,100 CALL
SBC                           COMMON STOCK           78387G103          579,063  10,000 CALL
SONY CORP.                    ADR NEW                835699307        5,771,925       61,200
STARWOOD LODGING              PAIRED CTF             85590A203        4,627,131      142,100
TV GUIDE                      CL A                   87307Q109        7,048,650      205,800
US BANCORP                    COMMON STOCK           902973106        4,456,375      231,500
WORLDCOM INC                  COMMON STOCK           98157D106        4,550,800       99,200
YAHOO                         COMMON STOCK           984332106        8,212,913   66,300 PUT
YAHOO                         COMMON STOCK           984332106        7,791,738       62,900

Table continued...

                                            ITEM 6:                                            ITEM 8:
                                     INVESTMENT DISCRETION                             VOTING AUTHORITY SHARES
                                           (b) Shares                 ITEM 7:
           ITEM 1:                        as Defined    (c) Shared   Managers
       Name of Issuer         (a) Sole    in Instr. V      Other     See Instr. V (a) Sole    (b) Shared    (c) None
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
AMER TEL & TEL                    X                                                 X
AMER TEL & TEL LIBERTY MED        X                                                 X
AMER TEL & TEL LIBERTY MED        X                                                 X
BERKSHIRE HATHAWAY CL B           X                                                 X
C CUBE MICROSYSTEMS               X                                                 X
CABLEVISION SYSTEMS               X                                                 X
CENDENT                           X                                                 X
CONSECO                           X                                                 X
EASTMAN KODAK                     X                                                 X
EASTMAN KODAK                     X                                                 X
EDWARDS LIFESCIENCES              X                                                 X
EQITY OFFICE PROP.                X                                                 X
EXXON MOBIL CORP.                 X                                                 X
FLEETBOSTON  FINCL.               X                                                 X
HARCOURT GENERAL                  X                                                 X
LIBERTY DIGITAL INC.              X                                                 X
LORAL SPACE & COMM                X                                                 X
LUCENT                            X                                                 X
METROPOLITAN LIFE                 X                                                 X
MICROSOFT CORP                    X                                                 X
MICROSOFT CORP                    X                                                 X
NASDAQ 100 SHARES UNIT SER 1      X                                                 X
NEWS CORP.LTD.PFD.                X                                                 X
NEWS CORP.LTD.PFD. CL A           X                                                 X
SBC                               X                                                 X
SONY CORP.                        X                                                 X
STARWOOD LODGING                  X                                                 X
TV GUIDE                          X                                                 X
US BANCORP                        X                                                 X
WORLDCOM INC                      X                                                 X
YAHOO                             X                                                 X
YAHOO                             X                                                 X